Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Depreciation of right-of-use assets	$ 79	$ 66	$ 0
Additions to right-of-use assets	107	116
Lease liabilities	385	341
Current lease liabilities	70	61
Non-current lease liabilities	$ 315	$ 280